UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-09987
Investment Company Act File Number
Floating Rate Portfolio
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
October 31
Date of Fiscal Year End
January 31, 2012
Date of Reporting Period

Item 1. Schedule of Investments

Floating Rate Portfolio
January 31, 2012

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Interests — 93.1%(1)

		Principal
		Amount*
Borrower/Tranche Description		(000’s omitted)	Value
Aerospace and Defense — 1.7%
DAE Aviation Holdings, Inc.
Revolving Loan, 3.44%, Maturing July 31, 2013(2)		20,000	$19,000,000
Term Loan, 5.56%, Maturing July 31, 2014		20,262	19,907,262
Term Loan, 5.56%, Maturing July 31, 2014		20,523	20,164,020
Ducommun, Inc.
Term Loan, 5.50%, Maturing June 28, 2017		7,065	7,064,500
Dundee Holdco 4, Ltd.
Term Loan, 4.30%, Maturing May 15, 2015		3,559	3,108,799
Term Loan, 4.78%, Maturing July 13, 2015	GBP	650	892,558
Term Loan, 5.28%, Maturing July 13, 2015	GBP	650	892,558
Term Loan, 4.80%, Maturing May 13, 2016		3,559	3,108,799
IAP Worldwide Services, Inc.
Term Loan, 9.25%, Maturing December 28, 2012		30,429	28,755,681
Sequa Corp.
Term Loan, 3.83%, Maturing December 3, 2014		1,989	1,966,257
Term Loan, 6.25%, Maturing December 3, 2014		3,025	3,052,730
TASC, Inc.
Term Loan, 4.50%, Maturing December 18, 2015		15,825	15,913,063
TransDigm, Inc.
Term Loan, 4.00%, Maturing February 14, 2017		27,664	27,664,172
Wesco Aircraft Hardware Corp.
Term Loan, 4.25%, Maturing April 7, 2017		1,989	1,996,060
Wyle Services Corp.
Term Loan, 5.75%, Maturing March 27, 2017		11,289	11,105,323

			$164,591,782

Air Transport — 0.3%
Evergreen International Aviation, Inc.
Term Loan, 12.25%, Maturing June 30, 2015		11,727	$10,407,324
Orbitz Worldwide, Inc.
Term Loan, 3.40%, Maturing July 25, 2014		19,959	17,414,150

			$27,821,474

Automotive — 4.7%
Allison Transmission, Inc.
Term Loan, 2.79%, Maturing August 7, 2014		68,946	$68,333,679
Autoparts Holdings, Ltd.
Term Loan, 6.50%, Maturing July 28, 2017		8,086	8,111,269
Chrysler Group, LLC
Term Loan, 6.00%, Maturing May 24, 2017		66,481	65,245,746
Delphi Corp.
Term Loan, 3.50%, Maturing March 31, 2017		9,555	9,566,474
Federal-Mogul Corp.
Term Loan, 2.23%, Maturing December 29, 2014		41,248	39,521,178
Term Loan, 2.22%, Maturing December 28, 2015		23,516	22,531,568
Financiere Truck (Investissement)
Term Loan, 1.69%, Maturing February 15, 2013(2)(3)	GBP	2,156	3,148,970
Term Loan, 3.59%, Maturing February 15, 2013	EUR	1,411	1,709,935
Ford Motor Co.
Revolving Loan, 0.25%, Maturing December 15, 2013(2)		4,852	4,822,078
Goodyear Tire & Rubber Co.
Term Loan - Second Lien, 1.78%, Maturing April 30, 2014		71,367	69,805,660

		Principal
		Amount*
Borrower/Tranche Description		(000’s omitted)	Value
HHI Holdings, LLC
Term Loan, 7.00%, Maturing March 21, 2017		11,302	$11,274,119
Metaldyne Company, LLC
Term Loan, 5.25%, Maturing May 18, 2017		23,607	23,636,164
Remy International, Inc.
Term Loan, 6.25%, Maturing December 16, 2016		5,445	5,445,000
SRAM, LLC
Term Loan, 4.76%, Maturing June 7, 2018		20,097	20,218,031
Term Loan - Second Lien, 8.50%, Maturing December 7, 2018		3,000	3,003,000
Tenneco, Inc.
Term Loan, 5.30%, Maturing March 17, 2014		5,550	5,439,000
TI Automotive, Ltd.
Term Loan, 9.50%, Maturing July 29, 2016		4,444	4,465,969
Tomkins, LLC
Term Loan, 4.25%, Maturing September 29, 2015		7,355	7,364,672
Term Loan, 4.25%, Maturing September 29, 2016		29,758	29,781,517
TriMas Corp.
Term Loan, 4.25%, Maturing June 21, 2017		13,955	13,937,431
UCI International, Inc.
Term Loan, 5.50%, Maturing July 26, 2017		3,428	3,440,667
Veyance Technologies, Inc.
Term Loan, 2.78%, Maturing July 31, 2014		4,346	4,121,829
Term Loan, 2.78%, Maturing July 31, 2014		26,869	25,485,487
Term Loan - Second Lien, 6.02%, Maturing July 31, 2015		2,000	1,744,150

			$452,153,593

Beverage and Tobacco — 0.0%(4)
Maine Beverage Co., LLC
Term Loan, 2.33%, Maturing March 31, 2013		599	$575,143

			$575,143

Building and Development — 1.5%
401 North Wabash Venture, LLC
Term Loan, 6.80%, Maturing July 27, 2012(3)		7,269	$6,105,887
Armstrong World Industries, Inc.
Term Loan, 4.00%, Maturing March 9, 2018		16,848	16,866,119
Beacon Sales Acquisition, Inc.
Term Loan, 2.48%, Maturing September 30, 2013		3,773	3,675,879
Forestar Real Estate Group, Inc.
Revolving Loan, 0.49%, Maturing August 6, 2013(2)		1,675	1,574,712
Term Loan, 6.50%, Maturing August 6, 2015		13,570	13,094,991
Goodman Global, Inc.
Term Loan, 5.75%, Maturing October 28, 2016		16,950	17,045,308
Materis SAS
Term Loan, 3.10%, Maturing April 27, 2014	EUR	2,114	2,316,979
Term Loan, 3.48%, Maturing April 27, 2015	EUR	2,254	2,469,779
NCI Building Systems, Inc.
Term Loan, 6.50%, Maturing April 18, 2014		3,240	3,150,800
Panolam Industries International, Inc.
Term Loan, 8.25%, Maturing December 31, 2013		8,800	8,440,966
RE/MAX International, Inc.
Term Loan, 5.50%, Maturing April 15, 2016		12,730	12,698,247
Realogy Corp.
Term Loan, 3.25%, Maturing October 10, 2013		1,045	1,031,062
Term Loan, 3.44%, Maturing October 10, 2013		10,271	10,133,001
Term Loan, 4.53%, Maturing October 10, 2016		359	336,147
Term Loan, 4.69%, Maturing October 10, 2016		4,570	4,274,385
Summit Materials Companies I, LLC
Term Loan, 6.00%, Maturing January 24, 2019		12,800	12,800,000

		Principal
		Amount*
Borrower/Tranche Description		(000’s omitted)	Value
WCI Communities, Inc.
Term Loan, 10.03%, Maturing September 2, 2016(3)		3,786	$3,648,409
Woodlands Land Development Co. LP (The)
Term Loan, 5.00%, Maturing March 7, 2014		20,000	19,700,000

			$139,362,671

Business Equipment and Services — 8.0%
Acosta, Inc.
Term Loan, 4.75%, Maturing March 1, 2018		28,966	$28,676,500
Advantage Sales & Marketing, Inc.
Term Loan, 5.25%, Maturing December 18, 2017		40,505	40,310,136
Affinion Group, Inc.
Term Loan, 5.00%, Maturing October 10, 2016		41,256	37,491,466
Allied Security Holdings, LLC
Term Loan, 5.00%, Maturing February 3, 2017		13,300	13,316,185
Altegrity, Inc.
Term Loan, 7.75%, Maturing February 20, 2015		5,182	5,164,718
Term Loan, 3.03%, Maturing February 21, 2015		16,555	15,468,373
Audatex North America, Inc.
Term Loan, 3.19%, Maturing May 16, 2014	EUR	2,900	3,717,807
BAR/BRI Review Courses, Inc.
Term Loan, 6.00%, Maturing June 16, 2017		9,775	9,726,125
Brand Energy and Infrastructure Services, Inc.
Term Loan, 2.88%, Maturing February 7, 2014		18,961	15,998,317
Brickman Group Holdings, Inc.
Term Loan, 7.25%, Maturing October 14, 2016		13,934	14,047,466
Brock Holdings III, Inc.
Term Loan, 6.00%, Maturing March 16, 2017		16,979	16,807,298
Catalina Marketing Corp.
Term Loan, 3.02%, Maturing October 1, 2014		5,918	5,708,573
ClientLogic Corp.
Term Loan, 7.33%, Maturing January 30, 2017		9,682	9,198,232
Term Loan, 7.48%, Maturing January 30, 2017	EUR	569	700,163
DynCorp International, LLC
Term Loan, 6.25%, Maturing July 7, 2016		11,683	11,653,512
Education Management, LLC
Term Loan, 2.38%, Maturing June 3, 2013		18,563	17,921,223
Endurance International Group, Inc. (The)
Term Loan, 7.75%, Maturing December 20, 2017		9,975	9,962,531
Genesys Telecommunications Laboratories, Inc.
Term Loan, Maturing January 25, 2019(5)		7,400	7,411,566
Go Daddy Operating Company, LLC
Term Loan, 7.00%, Maturing December 17, 2018		19,900	20,029,476
IMS Health, Inc.
Term Loan, 4.50%, Maturing August 25, 2017		15,077	15,137,936
KAR Auction Services, Inc.
Term Loan, 5.00%, Maturing May 19, 2017		33,208	33,194,012
Kronos, Inc.
Term Loan, 5.33%, Maturing June 9, 2017		13,740	13,576,382
Term Loan, 6.25%, Maturing December 28, 2017		9,900	9,782,438
Term Loan - Second Lien, 10.58%, Maturing June 8, 2018		3,000	3,018,750
Language Line, LLC
Term Loan, 6.25%, Maturing June 20, 2016		20,510	20,586,889
Meritas, LLC
Term Loan, 7.50%, Maturing July 28, 2017		13,492	13,356,909
Mitchell International, Inc.
Term Loan, 2.63%, Maturing March 28, 2014		1,944	1,860,452
Term Loan - Second Lien, 5.88%, Maturing March 30, 2015		1,500	1,387,500
MSCI, Inc.
Term Loan, 3.75%, Maturing March 14, 2017		10,286	10,307,282

		Principal
		Amount*
Borrower/Tranche Description		(000’s omitted)	Value
N.E.W. Holdings I, LLC
Term Loan, 6.00%, Maturing March 23, 2016		14,193	$13,039,914
National CineMedia, LLC
Term Loan, 2.05%, Maturing February 13, 2015		3,328	3,272,475
Protection One Alarm Monitoring, Inc.
Term Loan, 6.00%, Maturing June 4, 2016		12,230	12,291,075
Quantum Corp.
Term Loan, 3.77%, Maturing July 14, 2014		1,505	1,479,142
Quintiles Transnational Corp.
Term Loan, 5.00%, Maturing June 8, 2018		59,377	59,265,531
Res-Care, Inc.
Term Loan, 7.25%, Maturing December 22, 2016		13,901	13,345,319
Sabre, Inc.
Term Loan, 2.35%, Maturing September 30, 2014		46,499	41,686,660
Sensus USA, Inc.
Term Loan, 4.75%, Maturing May 9, 2017		11,066	11,045,626
Softlayer Technologies, Inc.
Term Loan, 7.25%, Maturing November 5, 2016		9,232	9,254,829
SunGard Data Systems, Inc.
Term Loan, 2.04%, Maturing February 28, 2014		23,227	22,994,388
Term Loan, 3.77%, Maturing February 28, 2014		5,800	5,794,076
Term Loan, 4.04%, Maturing February 26, 2016		49,647	49,584,619
SymphonyIRI Group, Inc.
Term Loan, 5.00%, Maturing December 1, 2017		5,945	5,932,741
Transaction Network Service, Inc.
Term Loan, 6.00%, Maturing November 18, 2015		2,246	2,238,472
TransUnion, LLC
Term Loan, 4.75%, Maturing February 12, 2018		30,519	30,633,823
Travelport, LLC
Term Loan, 3.08%, Maturing August 23, 2013		154	135,005
Term Loan, 3.08%, Maturing August 23, 2013		595	522,729
Term Loan, 5.08%, Maturing August 21, 2015		8,217	6,955,983
Term Loan, 5.08%, Maturing August 21, 2015		20,702	17,524,454
Term Loan, 5.08%, Maturing August 21, 2015		25,941	21,959,228
Term Loan, 5.80%, Maturing August 21, 2015	EUR	1,481	1,621,918
U.S. Security Holdings, Inc.
Term Loan, 1.50%, Maturing July 28, 2017(2)		1,618	1,598,900
Term Loan, 7.00%, Maturing July 28, 2017		8,286	8,189,779
West Corp.
Term Loan, 4.53%, Maturing July 15, 2016		6,545	6,563,727
Term Loan, 4.64%, Maturing July 15, 2016		18,182	18,240,983

			$770,689,613

Cable and Satellite Television — 3.8%
Atlantic Broadband Finance, LLC
Term Loan, 4.00%, Maturing March 8, 2016		8,855	$8,788,332
BBHI Acquisition, LLC
Term Loan, 4.50%, Maturing December 14, 2017		4,831	4,824,937
Cequel Communications, LLC
Term Loan, 2.30%, Maturing November 5, 2013		48,556	48,425,052
Charter Communications Operating, LLC
Term Loan, 3.83%, Maturing September 6, 2016		36,816	36,654,508
Crown Media Holdings, Inc.
Term Loan, 5.75%, Maturing July 14, 2018		9,965	9,915,175
CSC Holdings, Inc.
Term Loan, 3.27%, Maturing March 29, 2016		23,285	23,144,700
Term Loan, 3.52%, Maturing March 29, 2016		3,593	3,585,270
Insight Midwest Holdings, LLC
Term Loan, 2.05%, Maturing April 7, 2014		23,283	23,221,252

		Principal
		Amount*
Borrower/Tranche Description		(000’s omitted)	Value
Kabel Deutschland GmbH
Term Loan, Maturing January 20, 2019(5)		14,825	$14,850,944
Lavena Holdings 4 GmbH
Term Loan, 3.81%, Maturing March 6, 2015	EUR	2,822	3,138,712
Term Loan, 4.06%, Maturing March 4, 2016	EUR	2,822	3,138,712
MCC Iowa, LLC
Term Loan, 1.95%, Maturing January 30, 2015		7,479	7,235,585
Term Loan, 1.95%, Maturing January 30, 2015		7,600	7,353,000
Mediacom Broadband, LLC
Term Loan, 4.50%, Maturing October 23, 2017		10,121	10,108,224
Mediacom Illinois, LLC
Term Loan, 1.95%, Maturing January 30, 2015		18,896	18,258,021
Term Loan, 5.50%, Maturing March 31, 2017		2,933	2,917,838
Mediacom, LLC
Term Loan, 4.50%, Maturing October 23, 2017		10,354	10,153,008
NDS Finance, Ltd.
Term Loan, 4.00%, Maturing March 12, 2018		23,116	23,029,024
P7S1 Broadcasting Holding II B.V.
Term Loan, 3.97%, Maturing July 1, 2016	EUR	5,546	6,877,137
UPC Broadband Holding B.V.
Term Loan, 4.78%, Maturing December 31, 2016	EUR	37,765	48,225,458
Term Loan, 5.03%, Maturing December 29, 2017	EUR	2,000	2,568,682
UPC Financing Partnership
Term Loan, 3.80%, Maturing December 30, 2016		5,061	4,972,597
Term Loan, 3.80%, Maturing December 29, 2017		20,793	20,559,070
Term Loan, 4.75%, Maturing December 29, 2017		4,575	4,569,318
YPSO Holding SA
Term Loan, 4.23%, Maturing June 6, 2016(3)	EUR	2,391	2,610,761
Term Loan, 4.23%, Maturing June 6, 2016(3)	EUR	3,901	4,251,156
Term Loan, 4.23%, Maturing June 6, 2016(3)	EUR	6,739	7,343,580
Term Loan, 4.98%, Maturing December 29, 2017(3)	EUR	967	1,051,324

			$361,771,377

Chemicals and Plastics — 4.2%
Arizona Chemical, Inc.
Term Loan, 7.25%, Maturing December 22, 2017		15,800	$15,934,300
Celanese U.S. Holdings, LLC
Term Loan, 4.05%, Maturing October 31, 2016	EUR	673	883,120
Chemtura Corp.
Term Loan, 5.50%, Maturing August 27, 2016		8,200	8,282,000
Cristal Inorganic Chemicals US, Inc.
Term Loan, 2.83%, Maturing May 15, 2014		4,277	4,280,041
General Chemical Corp.
Term Loan, 5.00%, Maturing October 6, 2015		4,229	4,232,707
Harko C.V.
Term Loan, 5.75%, Maturing August 2, 2017		6,983	7,013,048
Term Loan, 6.25%, Maturing August 2, 2017	EUR	1,995	2,600,590
Houghton International, Inc.
Revolving Loan, 0.50%, Maturing January 30, 2016(2)		1,280	1,235,200
Revolving Loan, 2.12%, Maturing January 30, 2016(2)		320	308,800
Term Loan, 6.75%, Maturing January 29, 2016		14,939	14,995,046
Huntsman International, LLC
Term Loan, 1.93%, Maturing April 21, 2014		2,584	2,565,173
Term Loan, 2.59%, Maturing June 30, 2016		5,333	5,243,051
Term Loan, 2.90%, Maturing April 19, 2017		14,543	14,368,191
INEOS Holdings, Ltd.
Term Loan, 7.50%, Maturing December 16, 2013	EUR	2,248	3,090,923
Term Loan, 8.00%, Maturing December 16, 2014	EUR	2,233	3,069,840

		Principal
		Amount*
Borrower/Tranche Description		(000’s omitted)	Value
Ineos US Finance, LLC
Term Loan, 7.50%, Maturing December 16, 2013		20,734	$21,498,160
Term Loan, 8.00%, Maturing December 16, 2014		21,377	22,165,684
MacDermid, Inc.
Term Loan, 2.27%, Maturing April 11, 2014		5,531	5,434,297
Momentive Performance Materials USA, Inc.
Term Loan, 2.45%, Maturing December 4, 2013		4,750	4,672,813
Term Loan, 2.98%, Maturing December 4, 2013	EUR	9,870	12,345,780
Term Loan, 3.81%, Maturing May 5, 2015		21,695	21,288,449
Term Loan, 4.23%, Maturing May 5, 2015	EUR	4,948	6,213,236
Momentive Specialty Chemicals, Inc.
Term Loan, 2.25%, Maturing May 3, 2013		12,368	11,997,368
Term Loan, 2.69%, Maturing May 6, 2013		216	211,731
Term Loan, 2.88%, Maturing May 6, 2013		1,715	1,688,499
Term Loan, 2.88%, Maturing May 6, 2013		3,990	3,928,074
Term Loan, 4.06%, Maturing May 5, 2015		13,357	13,191,227
Term Loan, 4.19%, Maturing May 5, 2015		4,127	4,052,528
Term Loan, 4.38%, Maturing May 5, 2015		6,914	6,827,720
Term Loan, 4.38%, Maturing May 5, 2015		7,079	6,887,548
Term Loan, 5.14%, Maturing May 5, 2015	EUR	1,080	1,385,319
Norit NV
Term Loan, 6.75%, Maturing July 7, 2017		16,708	16,812,551
Omnova Solutions, Inc.
Term Loan, 5.75%, Maturing May 31, 2017		15,101	14,949,718
Polyone Corp.
Term Loan, 5.00%, Maturing December 20, 2017		7,600	7,637,050
Solutia, Inc.
Revolving Loan, 0.93%, Maturing March 17, 2015(2)		5,000	5,025,000
Term Loan, 3.50%, Maturing August 1, 2017		14,911	14,955,905
Styron S.A.R.L., LLC
Term Loan, 6.00%, Maturing August 2, 2017		40,466	37,026,619
Taminco Global Chemical Corp.
Term Loan, Maturing January 25, 2019(5)		4,550	4,568,009
Univar, Inc.
Term Loan, 5.00%, Maturing June 30, 2017		73,660	72,941,927

			$405,807,242

Clothing/Textiles — 0.1%
Phillips-Van Heusen Corp.
Term Loan, 4.11%, Maturing May 6, 2016	EUR	805	$1,050,878
Warnaco, Inc.
Term Loan, 3.75%, Maturing June 15, 2018		3,930	3,940,076

			$4,990,954

Conglomerates — 1.4%
Jason, Inc.
Term Loan, 8.25%, Maturing September 21, 2014		1,040	$1,024,573
Term Loan, 7.75%, Maturing September 22, 2014		2,569	2,510,770
Term Loan, 8.25%, Maturing September 22, 2014		416	408,411
Rexnord Corp.
Term Loan, 2.56%, Maturing July 19, 2013		6,894	6,816,216
Term Loan, 2.97%, Maturing July 19, 2013		30,406	30,225,034
RGIS Holdings, LLC
Term Loan, 3.08%, Maturing April 30, 2014		937	920,764
Term Loan, 3.08%, Maturing April 30, 2014		20,109	19,757,067
Spectrum Brands, Inc.
Term Loan, 5.00%, Maturing June 17, 2016		27,771	27,857,385
Walter Energy, Inc.
Term Loan, 4.00%, Maturing April 2, 2018		48,650	48,519,211

			$138,039,431

		Principal
		Amount*
Borrower/Tranche Description		(000’s omitted)	Value
Containers and Glass Products — 2.3%
Berry Plastics Corp.
Term Loan, 2.29%, Maturing April 3, 2015		29,370	$28,627,021
BWAY Corp.
Term Loan, 4.50%, Maturing February 23, 2018		2,796	2,791,573
Term Loan, 4.50%, Maturing February 23, 2018		30,334	30,283,085
Consolidated Container Co., LLC
Term Loan, 2.50%, Maturing March 28, 2014		15,108	14,551,293
Graphic Packaging International, Inc.
Term Loan, 2.36%, Maturing May 16, 2014		15,189	15,197,043
Hilex Poly Co., LLC
Term Loan, 11.25%, Maturing November 16, 2015		4,500	4,567,500
Pelican Products, Inc.
Term Loan, 5.05%, Maturing March 7, 2017		7,079	7,051,956
Reynolds Group Holdings, Inc.
Term Loan, 6.50%, Maturing February 9, 2018		67,936	68,296,917
Term Loan, 6.50%, Maturing August 9, 2018		39,447	39,656,710
Sealed Air Corp.
Term Loan, 4.75%, Maturing October 3, 2018		4,123	4,176,924
Term Loan, 5.50%, Maturing October 3, 2018	EUR	988	1,303,001
TricorBraun, Inc.
Term Loan, 2.55%, Maturing July 31, 2013		1,591	1,565,287

			$218,068,310

Cosmetics/Toiletries — 0.2%
Bausch & Lomb, Inc.
Term Loan, 3.52%, Maturing April 24, 2015		3,912	$3,903,908
Term Loan, 3.76%, Maturing April 24, 2015		17,709	17,672,414
Huish Detergents, Inc.
Term Loan, 2.27%, Maturing April 25, 2014		1,959	1,785,115

			$23,361,437

Drugs — 0.8%
Aptalis Pharma, Inc.
Term Loan, 5.50%, Maturing February 10, 2017		20,221	$19,993,267
Capsugel Holdings US, Inc.
Term Loan, 5.25%, Maturing August 1, 2018		13,217	13,336,739
Endo Pharmaceuticals Holdings, Inc.
Term Loan, 4.00%, Maturing June 18, 2018		6,151	6,181,907
Warner Chilcott Co., LLC
Term Loan, 3.75%, Maturing March 17, 2016		3,706	3,701,963
Term Loan, 4.25%, Maturing March 15, 2018		7,620	7,630,702
Term Loan, 4.25%, Maturing March 15, 2018		15,240	15,261,403
WC Luxco S.A.R.L.
Term Loan, 4.25%, Maturing March 15, 2018		10,477	10,492,215

			$76,598,196

Ecological Services and Equipment — 0.0%(4)
Big Dumpster Merger Sub, Inc.
Term Loan, 2.53%, Maturing February 5, 2013		679	$569,011
Term Loan, 2.53%, Maturing February 5, 2013		1,614	1,351,400
Environmental Systems Products Holdings, Inc.
Term Loan - Second Lien, 14.50%, Maturing September 12, 2014(6)		156	146,234

			$2,066,645

Electronics/Electrical — 6.5%
Aeroflex, Inc.
Term Loan, 4.25%, Maturing May 9, 2018		14,726	$14,339,443
Aspect Software, Inc.
Term Loan, 6.25%, Maturing May 6, 2016		26,821	26,837,733

		Principal
		Amount*
Borrower/Tranche Description		(000’s omitted)	Value
Attachmate Corp.
Term Loan, 6.50%, Maturing April 27, 2017		24,271	$23,896,629
Bentley Systems, Inc.
Term Loan, 5.75%, Maturing February 10, 2017		5,767	5,766,750
Cinedigm Digital Funding I, LLC
Term Loan, 5.25%, Maturing April 29, 2016		8,506	8,420,676
CommScope, Inc.
Term Loan, 5.00%, Maturing January 14, 2018		34,400	34,486,150
CPI International, Inc.
Term Loan, 5.00%, Maturing February 9, 2017		10,420	10,211,355
Dealer Computer Services, Inc.
Term Loan, 2.77%, Maturing April 21, 2016		2,375	2,362,829
Term Loan, 3.75%, Maturing April 20, 2018		21,218	21,302,721
DG FastChannel, Inc.
Term Loan, 5.75%, Maturing July 26, 2018		21,865	21,441,488
Eagle Parent, Inc.
Term Loan, 5.00%, Maturing May 16, 2018		33,457	32,996,843
Edwards (Cayman Island II), Ltd.
Term Loan, 5.50%, Maturing May 31, 2016		8,422	8,112,012
Term Loan, 5.50%, Maturing May 31, 2016		17,780	17,147,240
FCI International S.A.S.
Term Loan, 3.66%, Maturing November 1, 2013		434	423,399
Term Loan, 3.66%, Maturing November 1, 2013		434	423,399
Term Loan, 3.66%, Maturing November 1, 2013		451	439,794
Term Loan, 3.66%, Maturing November 1, 2013		451	439,794
Term Loan, 3.66%, Maturing November 1, 2013		796	776,403
Term Loan, 3.66%, Maturing November 1, 2013		1,573	1,534,793
Term Loan, 3.66%, Maturing November 1, 2013		1,916	1,869,467
Freescale Semiconductor, Inc.
Term Loan, 4.55%, Maturing December 1, 2016		50,483	49,523,250
Infogroup, Inc.
Term Loan, 5.75%, Maturing May 22, 2018		11,240	10,614,457
Infor Enterprise Solutions Holdings
Term Loan, 5.67%, Maturing July 28, 2015	EUR	2,847	3,565,522
Term Loan, 6.02%, Maturing July 28, 2015		18,839	18,368,211
Term Loan, 6.02%, Maturing July 28, 2015		41,151	40,314,989
Term Loan, 7.25%, Maturing July 28, 2015		4,925	4,851,125
Term Loan - Second Lien, 6.52%, Maturing March 3, 2014		550	481,250
Term Loan - Second Lien, 6.52%, Maturing March 3, 2014		950	846,925
Microsemi Corp.
Term Loan, 5.75%, Maturing February 2, 2018		19,052	19,195,142
NeuStar, Inc.
Term Loan, 5.00%, Maturing November 8, 2018		11,671	11,765,575
Nxp B.V.
Term Loan, 4.50%, Maturing March 3, 2017		31,179	30,607,629
Term Loan, 5.50%, Maturing March 3, 2017		17,381	17,229,350
Open Solutions, Inc.
Term Loan, 2.69%, Maturing January 23, 2014		9,899	9,052,258
Rovi Solutions Corp.
Term Loan, 4.00%, Maturing February 7, 2018		4,963	4,981,109
SafeNet, Inc.
Term Loan, 2.77%, Maturing April 12, 2014		14,251	13,871,451
Sensata Technologies Finance Co., LLC
Term Loan, 4.00%, Maturing May 11, 2018		39,793	39,847,141
Serena Software, Inc.
Term Loan, 4.54%, Maturing March 10, 2016		10,010	9,809,741
Shield Finance Co. S.A.R.L.
Term Loan, 7.75%, Maturing June 15, 2016		6,769	6,786,157

	Principal
	Amount*
Borrower/Tranche Description	(000’s omitted)	Value
SkillSoft Corp.
Term Loan, 6.50%, Maturing May 26, 2017	3,641	$3,663,631
Term Loan, 6.50%, Maturing May 26, 2017	4,914	4,928,900
Sophia, L.P.
Term Loan, 6.25%, Maturing July 13, 2018	16,400	16,538,383
Spansion, LLC
Term Loan, 4.75%, Maturing February 9, 2015	8,444	8,449,344
Sunquest Information Systems, Inc.
Term Loan, 6.25%, Maturing December 16, 2016	13,855	13,855,375
VeriFone Inc.
Term Loan, 4.25%, Maturing December 31, 2018	12,425	12,466,077
Vertafore, Inc.
Term Loan, 5.25%, Maturing July 29, 2016	21,567	21,351,617
Web.com Group, Inc.
Term Loan, 7.00%, Maturing October 27, 2017	25,957	24,777,992

		$630,971,519

Equipment Leasing — 0.5%
BakerCorp. International, Inc.
Term Loan, 5.00%, Maturing June 1, 2018	14,980	$14,998,475
Delos Aircraft, Inc.
Term Loan, 7.00%, Maturing March 17, 2016	11,192	11,281,376
International Lease Finance Corp.
Term Loan, 6.75%, Maturing March 17, 2015	23,138	23,312,003

		$49,591,854

Farming/Agriculture — 0.1%
Wm. Bolthouse Farms, Inc.
Term Loan, 5.50%, Maturing February 11, 2016	11,874	$11,852,118

		$11,852,118

Financial Intermediaries — 3.8%
AmWINS Group, Inc.
Revolving Loan, 2.29%, Maturing June 8, 2012(2)	7,500	$7,304,250
Term Loan, 4.83%, Maturing June 8, 2013	12,408	12,175,439
Asset Acceptance Capital Corp.
Term Loan, 8.75%, Maturing November 8, 2017	15,700	15,543,000
CB Richard Ellis Services, Inc.
Term Loan, 3.52%, Maturing March 5, 2018	7,996	7,925,575
Term Loan, 3.80%, Maturing September 4, 2019	8,546	8,471,559
Citco III, Ltd.
Term Loan, 5.50%, Maturing June 29, 2018	25,482	24,558,277
Fifth Third Processing Solutions, LLC
Term Loan, 4.50%, Maturing November 3, 2016	18,391	18,436,642
First Data Corp.
Term Loan, 3.03%, Maturing September 24, 2014	18,401	17,469,832
Term Loan, 3.03%, Maturing September 24, 2014	19,812	18,808,902
Term Loan, 3.03%, Maturing September 24, 2014	24,983	23,711,231
Term Loan, 4.28%, Maturing March 23, 2018	15,843	13,948,018
Grosvenor Capital Management Holdings, LLP
Term Loan, 4.31%, Maturing December 5, 2016	8,853	8,520,759
HarbourVest Partners, LLC
Term Loan, 6.25%, Maturing December 16, 2016	9,096	9,118,565
iPayment, Inc.
Term Loan, 5.75%, Maturing May 8, 2017	20,570	20,432,763
LPL Holdings, Inc.
Term Loan, 2.09%, Maturing June 28, 2013	4,455	4,449,892
Term Loan, 5.25%, Maturing June 25, 2015	23,418	23,535,514
Term Loan, 5.25%, Maturing June 28, 2017	15,262	15,338,224

		Principal
		Amount*
Borrower/Tranche Description		(000’s omitted)	Value
Mercury Payment Systems Canada, LLC
Term Loan, 6.50%, Maturing July 3, 2017		8,831	$8,874,778
Mondrian Investment Partners, Ltd.
Term Loan, 5.50%, Maturing July 12, 2018		8,577	8,609,620
Nuveen Investments, Inc.
Term Loan, 3.51%, Maturing November 13, 2014		21,731	21,372,425
Term Loan, 6.01%, Maturing May 12, 2017		39,459	39,255,532
Term Loan, 7.25%, Maturing May 13, 2017		6,250	6,270,887
RJO Holdings Corp.
Term Loan, 6.29%, Maturing December 10, 2015(6)		63	51,347
Term Loan, 7.04%, Maturing December 10, 2015(6)		1,995	1,507,700
RPI Finance Trust
Term Loan, 4.00%, Maturing May 9, 2018		29,701	29,765,735

			$365,456,466

Food Products — 4.4%
American Seafoods Group, LLC
Term Loan, 4.25%, Maturing March 8, 2018		10,126	$9,873,039
BL Marketing, Ltd. (Weetabix)
Term Loan, 4.79%, Maturing December 31, 2015	GBP	2,625	4,082,186
Term Loan, 7.65%, Maturing June 30, 2017	GBP	2,500	3,768,791
Dean Foods Co.
Term Loan, 2.08%, Maturing April 2, 2014		31,729	30,965,922
Term Loan, 3.27%, Maturing April 2, 2014		6,775	6,684,069
Del Monte Foods Co.
Term Loan, 4.50%, Maturing March 8, 2018		95,871	93,833,490
Dole Food Co., Inc.
Term Loan, 5.04%, Maturing July 6, 2018		13,138	13,191,859
Farley’s & Sathers Candy Company, Inc.
Term Loan, 6.50%, Maturing March 30, 2018		9,429	9,334,462
High Liner Foods, Inc.
Term Loan, 7.00%, Maturing January 3, 2018		9,675	9,759,656
JBS USA Holdings, Inc.
Term Loan, 4.25%, Maturing May 25, 2018		27,370	27,458,952
Michael Foods Group, Inc.
Term Loan, 4.25%, Maturing February 23, 2018		25,763	25,801,041
NBTY, Inc.
Term Loan, 4.25%, Maturing October 2, 2017		71,059	71,117,805
Pierre Foods, Inc.
Term Loan, 7.00%, Maturing September 30, 2016		19,630	19,592,857
Pinnacle Foods Finance, LLC
Revolving Loan, 0.94%, Maturing April 2, 2013(2)		4,000	3,720,000
Term Loan, 2.87%, Maturing April 2, 2014		38,489	38,256,534
Term Loan, 6.00%, Maturing April 2, 2014		4,886	4,926,630
Solvest, Ltd.
Term Loan, 5.03%, Maturing July 6, 2018		24,399	24,499,166
United Biscuits (UK), Ltd.
Term Loan - Second Lien, 4.78%, Maturing June 15, 2016	GBP	1,500	2,205,333
Windsor Quality Food Co., Ltd.
Term Loan, 5.00%, Maturing February 16, 2017		21,054	20,738,190

			$419,809,982

Food Service — 3.9%
Aramark Corp.
Term Loan, 2.45%, Maturing January 24, 2014		950	$940,500
Term Loan, 2.17%, Maturing January 27, 2014		3,254	3,229,045
Term Loan, 2.45%, Maturing January 27, 2014		19,105	18,958,109
Term Loan, 3.55%, Maturing July 26, 2016		4,450	4,420,348
Term Loan, 3.83%, Maturing July 26, 2016		46,440	46,126,986

		Principal
		Amount*
Borrower/Tranche Description		(000’s omitted)	Value
Buffets, Inc.
Term Loan, 0.00%, Maturing April 21, 2015(7)		9,206	$3,866,703
Term Loan, 0.00%, Maturing April 22, 2015(7)		1,258	525,030
DIP Term Loan, Maturing June 16, 2016(5)		3,000	3,000,000
Burger King Corp.
Term Loan, 4.50%, Maturing October 19, 2016		64,458	64,388,600
Denny’s, Inc.
Term Loan, 5.25%, Maturing September 30, 2016		12,426	12,464,831
DineEquity, Inc.
Term Loan, 4.25%, Maturing October 19, 2017		23,263	23,263,301
Dunkin’ Brands, Inc.
Term Loan, 4.00%, Maturing November 23, 2017		50,490	50,512,328
NPC International, Inc.
Term Loan, 6.75%, Maturing December 28, 2018		4,875	4,917,656
OSI Restaurant Partners, LLC
Term Loan, 2.72%, Maturing June 14, 2013		6,636	6,493,743
Term Loan, 4.99%, Maturing June 14, 2014		71,016	69,494,737
Sagittarius Restaurants, LLC
Term Loan, 7.51%, Maturing May 18, 2015		7,504	7,508,440
Selecta
Term Loan, 2.47%, Maturing July 2, 2015	CHF	18,405	15,995,524
SSP Financing, Ltd.
Term Loan, 2.35%, Maturing December 17, 2016		5,115	4,122,180
U.S. Foodservice, Inc.
Term Loan, 2.78%, Maturing July 3, 2014		33,069	31,546,053

			$371,774,114

Food/Drug Retailers — 3.3%
Alliance Boots Holdings, Ltd.
Term Loan, 3.43%, Maturing July 9, 2015	EUR	20,814	$26,111,577
Term Loan, 3.63%, Maturing July 9, 2015	GBP	29,000	42,099,487
General Nutrition Centers, Inc.
Term Loan, 4.25%, Maturing March 2, 2018		54,295	53,955,656
Rite Aid Corp.
Term Loan, 2.04%, Maturing June 4, 2014		68,472	66,960,290
Term Loan, 4.50%, Maturing March 2, 2018		36,561	35,921,571
Roundy’s Supermarkets, Inc.
Term Loan, 7.00%, Maturing November 3, 2013		35,774	35,908,364
Supervalu, Inc.
Term Loan, 4.50%, Maturing April 28, 2018		54,819	54,926,188

			$315,883,133

Forest Products — 0.0%(4)
Xerium Technologies, Inc.
Term Loan, 5.50%, Maturing May 22, 2017		4,297	$4,259,584

			$4,259,584

Health Care — 11.7%
1-800 Contacts, Inc.
Term Loan, 7.70%, Maturing March 4, 2015		7,592	$7,592,389
Alere, Inc.
Term Loan, 4.50%, Maturing June 30, 2017		6,900	6,831,000
Term Loan, 4.50%, Maturing June 30, 2017		31,845	31,566,542
Alliance Healthcare Services
Term Loan, 7.25%, Maturing June 1, 2016		11,925	10,494,050
Ardent Medical Services, Inc.
Term Loan, 6.50%, Maturing September 15, 2015		10,434	10,473,407
Term Loan, 6.50%, Maturing September 18, 2015		9,127	9,161,137
Aveta Holdings, LLC
Term Loan, 8.50%, Maturing April 14, 2015		6,425	6,400,880
Term Loan, 8.50%, Maturing April 14, 2015		6,425	6,400,880

		Principal
		Amount*
Borrower/Tranche Description		(000’s omitted)	Value
Biomet, Inc.
Term Loan, 3.47%, Maturing March 25, 2015		58,072	$57,780,559
CareStream Health, Inc.
Term Loan, 5.00%, Maturing February 25, 2017		22,005	20,799,727
Carl Zeiss Vision Holding GmbH
Term Loan, 4.00%, Maturing September 30, 2019(3)	EUR	870	958,366
Catalent Pharma Solutions
Term Loan, 2.52%, Maturing April 10, 2014		15,202	14,992,672
CDRL MS, Inc.
Term Loan, 6.75%, Maturing September 30, 2016		6,814	6,786,382
Community Health Systems, Inc.
Term Loan, 2.52%, Maturing July 25, 2014		3,902	3,859,754
Term Loan, 2.76%, Maturing July 25, 2014		89,270	88,302,670
Term Loan, 3.96%, Maturing January 25, 2017		29,185	28,815,938
ConvaTec, Inc.
Term Loan, 5.75%, Maturing December 22, 2016		13,432	13,377,793
CRC Health Corp.
Term Loan, 5.08%, Maturing November 16, 2015		30,015	27,313,943
Dako EQT Project Delphi
Term Loan, 3.39%, Maturing May 31, 2016	EUR	3,099	3,635,573
Term Loan, 2.70%, Maturing June 12, 2016		1,568	1,393,828
DaVita, Inc.
Term Loan, 4.50%, Maturing October 20, 2016		10,649	10,722,680
DJO Finance, LLC
Term Loan, 3.27%, Maturing May 20, 2014		16,675	16,257,919
Drumm Investors, LLC
Term Loan, 5.00%, Maturing May 4, 2018		27,629	24,969,677
Emergency Medical Services Corp.
Term Loan, 5.25%, Maturing May 25, 2018		29,631	29,617,062
Fenwal, Inc.
Term Loan, 2.77%, Maturing February 28, 2014		495	480,030
Term Loan, 2.77%, Maturing February 28, 2014		2,886	2,799,353
Grifols, Inc.
Term Loan, 6.00%, Maturing June 1, 2017		35,099	35,306,304
Hanger Orthopedic Group, Inc.
Term Loan, 4.01%, Maturing December 1, 2016		19,909	19,701,825
HCA, Inc.
Term Loan, 3.83%, Maturing March 31, 2017		54,269	53,153,197
Term Loan, 3.52%, Maturing May 1, 2018		39,850	39,023,126
Health Management Associates, Inc.
Term Loan, 4.50%, Maturing November 16, 2018		33,400	33,097,329
Iasis Healthcare, LLC
Term Loan, 5.00%, Maturing May 3, 2018		12,126	12,024,706
Immucor, Inc.
Term Loan, 7.25%, Maturing August 17, 2018		8,479	8,560,002
inVentiv Health, Inc.
Term Loan, 6.50%, Maturing August 4, 2016		30,848	29,902,841
Term Loan, 6.75%, Maturing May 15, 2018		15,806	15,380,788
Kindred Healthcare, Inc.
Term Loan, 5.25%, Maturing June 1, 2018		17,718	17,142,546
Kinetic Concepts, Inc.
Term Loan, 7.00%, Maturing May 4, 2018		54,000	55,036,800
Lifepoint Hospitals, Inc.
Term Loan, 3.28%, Maturing April 15, 2015		11,748	11,748,338
MedAssets, Inc.
Term Loan, 5.25%, Maturing November 16, 2016		23,382	23,464,766
Medpace, Inc.
Term Loan, 6.50%, Maturing June 16, 2017		11,592	11,070,121
MultiPlan, Inc.
Term Loan, 4.75%, Maturing August 26, 2017		68,162	66,997,140

		Principal
		Amount*
Borrower/Tranche Description		(000’s omitted)	Value
Pharmaceutical Products Development, Inc.
Term Loan, 6.25%, Maturing December 5, 2018		23,425	$23,619,591
Physiotherapy Associates, Inc.
Term Loan, 7.50%, Maturing June 27, 2013		6,009	5,978,700
Prime Healthcare Services, Inc.
Term Loan, 7.25%, Maturing April 22, 2015		26,264	25,344,468
RadNet Management, Inc.
Term Loan, 5.75%, Maturing April 6, 2016		22,900	22,041,028
Renal Advantage Holdings, Inc.
Term Loan, 5.75%, Maturing December 16, 2016		9,578	9,593,221
Select Medical Corp.
Term Loan, 5.50%, Maturing May 25, 2018		38,755	37,560,309
Sunrise Medical Holdings B.V.
Term Loan, 6.75%, Maturing May 13, 2014	EUR	2,019	2,442,808
TriZetto Group, Inc. (The)
Term Loan, 4.75%, Maturing May 2, 2018		22,835	22,721,074
Universal Health Services, Inc.
Term Loan, 3.75%, Maturing November 15, 2016		22,582	22,576,960
Vanguard Health Holding Co. II, LLC
Term Loan, 5.00%, Maturing January 29, 2016		24,695	24,717,967
VWR Funding, Inc.
Term Loan, 2.77%, Maturing June 30, 2014		58,974	57,868,598

			$1,127,858,764

Home Furnishings — 0.5%
Hunter Fan Co.
Term Loan, 2.78%, Maturing April 16, 2014		2,748	$2,538,743
National Bedding Co., LLC
Term Loan, 4.13%, Maturing November 28, 2013		26,362	26,361,945
Term Loan - Second Lien, 5.50%, Maturing February 28, 2014		4,500	4,421,250
Oreck Corp.
Term Loan - Second Lien, 4.07%, Maturing March 19, 2016(6)		797	716,925
Sofia III S.A.R.L.
Term Loan, 3.23%, Maturing June 24, 2016	EUR	3,464	3,625,284
Yankee Candle Co., Inc. (The)
Term Loan, 2.27%, Maturing February 6, 2014		9,808	9,788,758

			$47,452,905

Industrial Equipment — 1.3%
Alliance Laundry Systems, LLC
Term Loan, 6.25%, Maturing September 30, 2016		1,705	$1,711,658
Colfax Corp.
Term Loan, 4.50%, Maturing January 11, 2019		15,550	15,627,750
Excelitas Technologies Corp.
Term Loan, 4.75%, Maturing November 23, 2016		5,925	5,732,438
Generac CCMP Acquisition Corp.
Term Loan, 2.89%, Maturing November 11, 2013		9,647	9,608,562
Husky Injection Molding Systems, Ltd.
Term Loan, 6.50%, Maturing June 29, 2018		10,470	10,528,837
Kinetek Acquisitions Corp.
Term Loan, 3.08%, Maturing November 11, 2013		277	271,572
Term Loan, 3.08%, Maturing November 11, 2013		2,732	2,677,603
KION Group GmbH
Term Loan, 2.77%, Maturing December 23, 2014(3)		11,799	9,910,955
Term Loan, 4.48%, Maturing December 23, 2014(3)	EUR	453	508,120
Term Loan, 4.23%, Maturing December 29, 2014(3)	EUR	594	667,091
Term Loan, 2.80%, Maturing December 23, 2015(3)		11,799	9,910,954
Term Loan, 4.48%, Maturing December 29, 2015(3)	EUR	576	646,270
Term Loan, 4.73%, Maturing December 29, 2015(3)	EUR	426	478,089

		Principal
		Amount*
Borrower/Tranche Description		(000’s omitted)	Value
Manitowoc Co., Inc. (The)
Term Loan, 4.25%, Maturing November 13, 2017		5,872	$5,860,018
Polypore, Inc.
Revolving Loan, 0.50%, Maturing July 3, 2013(2)		2,000	1,852,000
Term Loan, 2.28%, Maturing July 3, 2014		22,322	22,026,304
Term Loan, 2.67%, Maturing July 3, 2014	EUR	1,064	1,357,409
Tank Intermediate Holding Corp.
Term Loan, 5.00%, Maturing April 15, 2016		8,151	8,161,132
Terex Corp.
Term Loan, 6.00%, Maturing April 28, 2017	EUR	9,975	12,998,866
Unifrax Corp.
Term Loan, 7.00%, Maturing November 28, 2018		4,550	4,597,356

			$125,132,984

Insurance — 2.3%
Alliant Holdings I, Inc.
Term Loan, 3.58%, Maturing August 21, 2014		23,282	$23,136,312
Term Loan, 6.75%, Maturing August 21, 2014		3,898	3,946,549
Applied Systems, Inc.
Term Loan, 5.50%, Maturing December 8, 2016		8,605	8,486,593
Asurion, LLC
Term Loan, 5.50%, Maturing May 24, 2018		69,937	69,899,446
Term Loan - Second Lien, 9.00%, Maturing May 24, 2019		16,000	16,107,200
C.G. JCF Corp.
Term Loan, 3.27%, Maturing August 1, 2014		3,296	3,246,589
CCC Information Services, Inc.
Term Loan, 5.50%, Maturing November 11, 2015		12,573	12,616,706
CNO Financial Group, Inc.
Term Loan, 6.25%, Maturing September 30, 2016		12,539	12,601,984
HUB International Limited
Term Loan, 3.08%, Maturing June 13, 2014		3,278	3,203,317
Term Loan, 3.08%, Maturing June 13, 2014		18,857	18,425,049
Term Loan, 6.75%, Maturing June 13, 2014		3,446	3,462,916
Sedgwick CMS Holdings, Inc.
Term Loan, 5.00%, Maturing December 30, 2016		5,466	5,438,823
Towergate Finance, PLC
Term Loan, 6.50%, Maturing August 4, 2017	GBP	10,250	15,155,915
U.S.I. Holdings Corp.
Term Loan, 2.77%, Maturing May 5, 2014		26,418	25,774,790
Term Loan, 7.00%, Maturing May 5, 2014		3,910	3,937,370

			$225,439,559

Leisure Goods/Activities/Movies — 3.7%
Alpha D2, Ltd.
Term Loan, 1.27%, Maturing December 31, 2012		432	$426,998
Term Loan, 2.40%, Maturing December 31, 2013		11,110	10,714,062
Term Loan, 2.40%, Maturing December 31, 2013		18,658	17,993,278
Term Loan - Second Lien, 3.77%, Maturing June 30, 2014		5,000	4,766,965
AMC Entertainment, Inc.
Term Loan, 3.52%, Maturing December 15, 2016		26,819	26,483,475
AMC Networks, Inc.
Term Loan, 4.00%, Maturing December 31, 2018		11,818	11,768,642
Bombardier Recreational Products
Term Loan, 2.80%, Maturing June 28, 2013		39,837	39,613,058
Carmike Cinemas, Inc.
Term Loan, 5.50%, Maturing January 27, 2016		11,490	11,556,636
Cedar Fair, L.P.
Term Loan, 4.00%, Maturing December 15, 2017		27,698	27,804,931
Cinemark USA, Inc.
Term Loan, 3.63%, Maturing April 29, 2016		8,259	8,267,401

		Principal
		Amount*
Borrower/Tranche Description		(000’s omitted)	Value
Clubcorp Club Operations, Inc.
Term Loan, 6.00%, Maturing November 30, 2016		10,940	$10,976,828
Fender Musical Instruments Corp.
Term Loan, 2.52%, Maturing June 9, 2014		1,085	1,037,851
Term Loan, 2.52%, Maturing June 9, 2014		3,784	3,618,222
Kasima, LLC
Term Loan, 4.33%, Maturing March 10, 2015		15,000	14,850,000
Term Loan, 5.00%, Maturing March 31, 2017		11,938	11,937,517
Live Nation Entertainment, Inc.
Term Loan, 4.50%, Maturing November 7, 2016		36,710	36,691,895
Merlin Entertainment Group
Term Loan, 4.52%, Maturing July 21, 2017		14,545	14,332,150
Regal Cinemas Corp.
Term Loan, 3.58%, Maturing August 23, 2017		9,858	9,834,483
Revolution Studios Distribution Co., LLC
Term Loan, 4.02%, Maturing December 21, 2014		5,158	3,662,332
SeaWorld Parks & Entertainment, Inc.
Term Loan, 3.02%, Maturing February 17, 2016		6,100	6,069,871
Term Loan, 4.00%, Maturing August 17, 2017		24,899	24,906,357
Six Flags Theme Parks, Inc.
Term Loan, 4.25%, Maturing December 20, 2018		34,800	34,798,051
Town Sports International, Inc.
Term Loan, 7.00%, Maturing May 11, 2018		12,618	12,649,733
Zuffa, LLC
Revolving Loan, 2.03%, Maturing June 19, 2012(2)		4,000	3,914,800
Term Loan, 2.31%, Maturing June 19, 2015		10,836	10,484,193

			$359,159,729

Lodging and Casinos — 1.8%
Ameristar Casinos, Inc.
Term Loan, 4.00%, Maturing April 13, 2018		10,632	$10,687,742
Caesars Entertainment Operating Co.
Term Loan, 3.28%, Maturing January 28, 2015		22,051	19,936,070
Term Loan, 3.28%, Maturing January 28, 2015		23,750	21,427,392
Term Loan, 3.28%, Maturing January 28, 2015		36,871	33,328,651
Term Loan, 9.50%, Maturing October 31, 2016		9,800	10,002,997
Gala Group, Ltd.
Term Loan, 5.78%, Maturing May 30, 2018	GBP	21,200	28,298,481
Herbst Gaming, Inc.
Term Loan, 10.00%, Maturing December 31, 2015		3,591	3,670,577
Isle of Capri Casinos, Inc.
Term Loan, 4.75%, Maturing November 1, 2013		6,464	6,473,049
Las Vegas Sands, LLC
Term Loan, 1.93%, Maturing May 23, 2014		1,342	1,320,232
Term Loan, 1.93%, Maturing May 23, 2014		6,540	6,435,428
Term Loan, 2.93%, Maturing November 23, 2016		4,882	4,765,736
Term Loan, 2.93%, Maturing November 23, 2016		9,563	9,328,618
LodgeNet Entertainment Corp.
Term Loan, 6.50%, Maturing April 4, 2014		8,526	7,830,064
Quidnax AB
Term Loan, 3.83%, Maturing April 25, 2015	EUR	4,725	5,089,644
Term Loan, 4.21%, Maturing June 30, 2016	EUR	4,725	5,089,644
The Mississippi Band of Choctaw Indians
Term Loan, 9.75%, Maturing May 4, 2012		2,091	1,944,653

			$175,628,978

		Principal
		Amount*
Borrower/Tranche Description		(000’s omitted)	Value
Nonferrous Metals/Minerals — 1.0%
Fairmount Minerals, Ltd.
Term Loan, 5.25%, Maturing March 15, 2017		48,510	$48,752,490
Novelis, Inc.
Term Loan, 3.75%, Maturing March 10, 2017		7,980	7,971,023
Term Loan, 3.75%, Maturing March 10, 2017		15,624	15,606,650
Oxbow Carbon and Mineral Holdings, LLC
Term Loan, 3.92%, Maturing May 8, 2016		20,319	20,217,858

			$92,548,021

Oil and Gas — 1.8%
Buffalo Gulf Coast Terminals LLC
Term Loan, 7.50%, Maturing October 31, 2017		6,858	$6,909,246
CCS Corp.
Term Loan, 6.50%, Maturing October 17, 2014		6,525	6,545,391
Term Loan, Maturing November 14, 2014(5)		10,413	9,980,124
CITGO Petroleum Corp.
Term Loan, 8.00%, Maturing June 24, 2015		2,510	2,548,012
Term Loan, 9.00%, Maturing June 23, 2017		22,915	23,530,384
Crestwood Holdings, LLC
Term Loan, 10.50%, Maturing September 30, 2016		3,842	3,919,003
Frac Tech International, LLC
Term Loan, 6.25%, Maturing May 6, 2016		21,024	21,005,032
Gibson Energy
Term Loan, 5.75%, Maturing June 15, 2018		27,860	28,005,095
MEG Energy Corp.
Term Loan, 4.00%, Maturing March 16, 2018		22,992	23,005,596
Obsidian Natural Gas Trust
Term Loan, 7.00%, Maturing November 2, 2015		37,796	37,985,135
Sheridan Production Partners I, LLC
Term Loan, 6.50%, Maturing April 20, 2017		772	775,506
Term Loan, 6.50%, Maturing April 20, 2017		1,263	1,269,645
Term Loan, 6.50%, Maturing April 20, 2017		9,534	9,581,631

			$175,059,800

Publishing — 3.7%
Ascend Learning
Term Loan, 7.10%, Maturing December 6, 2016		20,189	$19,920,812
Aster Zweite Beteiligungs GmbH
Term Loan, 4.65%, Maturing December 31, 2015		290	265,702
Term Loan, 4.74%, Maturing December 31, 2015		164	148,079
Term Loan, 4.80%, Maturing December 31, 2014		8,015	7,179,694
Term Loan, 4.80%, Maturing December 30, 2016		1,058	947,683
Term Loan, 4.80%, Maturing December 30, 2016		2,740	2,454,386
Term Loan, 4.80%, Maturing December 30, 2016		10,823	9,695,546
Term Loan, 4.80%, Maturing December 30, 2016		14,359	12,863,139
Term Loan, 6.00%, Maturing December 30, 2016	EUR	2,750	3,273,394
Term Loan, 6.00%, Maturing December 30, 2016	EUR	792	942,144
Term Loan, 6.00%, Maturing December 30, 2016	EUR	1,398	1,664,352
Black Press US Partnership
Term Loan, 2.52%, Maturing August 2, 2013		897	824,906
Term Loan, 2.52%, Maturing August 2, 2013		1,477	1,358,669
Cengage Learning Acquisitions, Inc.
Term Loan, 2.52%, Maturing July 3, 2014		24,004	21,316,463
GateHouse Media Operating, Inc.
Term Loan, 2.27%, Maturing August 28, 2014		4,859	1,342,417
Term Loan, 2.27%, Maturing August 28, 2014		15,484	4,277,334
Term Loan, 2.52%, Maturing August 28, 2014		9,242	2,553,191
Getty Images, Inc.
Term Loan, 5.25%, Maturing November 7, 2016		44,626	44,882,865

	Principal
	Amount*
Borrower/Tranche Description	(000’s omitted)	Value
Instant Web, Inc.
Term Loan, 3.65%, Maturing August 7, 2014	1,644	$1,537,424
Term Loan, 3.65%, Maturing August 7, 2014	15,774	14,748,529
Interactive Data Corp.
Term Loan, 4.50%, Maturing February 12, 2018	35,450	35,427,450
Lamar Media Corp.
Term Loan, 3.06%, Maturing April 27, 2015	2,144	2,169,313
Laureate Education, Inc.
Term Loan, 5.25%, Maturing August 15, 2018	55,090	51,612,821
MediaNews Group, Inc.
Term Loan, 8.50%, Maturing March 19, 2014	1,670	1,586,588
Merrill Communications, LLC
Term Loan, 7.50%, Maturing December 24, 2012	11,854	11,034,317
Nelson Education, Ltd.
Term Loan, 3.08%, Maturing July 3, 2014	277	224,632
Newspaper Holdings, Inc.
Term Loan, 2.06%, Maturing July 24, 2014	17,229	13,600,349
Nielsen Finance, LLC
Term Loan, 2.30%, Maturing August 9, 2013	33,882	33,860,540
Term Loan, 3.55%, Maturing May 2, 2016	35,495	35,583,639
Term Loan, 4.05%, Maturing May 2, 2016	3,743	3,761,996
SGS International, Inc.
Term Loan, 3.77%, Maturing September 30, 2013	896	887,456
Term Loan, 3.77%, Maturing September 30, 2013	1,812	1,793,613
Source Interlink Companies, Inc.
Term Loan, 10.75%, Maturing June 18, 2012	1,779	1,752,171
Term Loan, 10.75%, Maturing June 18, 2013	4,022	3,886,501
Term Loan, 15.00%, Maturing March 18, 2014(3)	1,672	1,547,041
Star Tribune Co. (The)
Term Loan, 8.00%, Maturing September 28, 2014	947	870,936
Term Loan, 8.00%, Maturing September 29, 2014	841	837,276

		$352,633,368

Radio and Television — 3.1%
Clear Channel Communication
Term Loan, 3.92%, Maturing January 28, 2016	16,900	$13,571,849
Cumulus Media, Inc.
Term Loan, 5.75%, Maturing September 17, 2018	62,375	62,547,841
Entercom Radio, LLC
Term Loan, 6.27%, Maturing November 23, 2018	6,696	6,714,414
Foxco Acquisition Sub, LLC
Term Loan, 4.75%, Maturing July 14, 2015	18,051	18,009,127
Gray Television, Inc.
Term Loan, 3.80%, Maturing December 31, 2014	2,577	2,539,788
Hubbard Radio, LLC
Term Loan, 5.25%, Maturing April 28, 2017	5,473	5,506,703
Lin Television Corp.
Term Loan, 5.00%, Maturing December 21, 2018	6,975	7,027,313
Local TV Finance, LLC
Term Loan, 2.28%, Maturing May 7, 2013	11,608	11,433,930
Mission Broadcasting, Inc.
Term Loan, 5.00%, Maturing September 30, 2016	3,755	3,764,454
Nexstar Broadcasting, Inc.
Term Loan, 5.00%, Maturing September 30, 2016	10,836	10,862,895
Radio One, Inc.
Term Loan, 7.50%, Maturing March 23, 2016	9,932	9,684,151
Raycom TV Broadcasting, LLC
Term Loan, 4.50%, Maturing May 31, 2017	12,612	12,359,392

		Principal
		Amount*
Borrower/Tranche Description		(000’s omitted)	Value
Sinclair Television Group, Inc.
Term Loan, 4.00%, Maturing October 28, 2016		4,240	$4,241,172
Term Loan, Maturing December 15, 2016(5)		4,535	4,556,158
Tyrol Acquisition 2 SAS
Term Loan, 4.95%, Maturing October 6, 2013	EUR	5,000	5,710,454
Term Loan, 4.48%, Maturing January 29, 2016	EUR	2,750	3,149,743
Term Loan, 4.48%, Maturing January 29, 2016	EUR	7,800	8,933,815
Term Loan, 4.73%, Maturing January 29, 2016	EUR	7,800	8,933,815
Term Loan, 5.08%, Maturing January 29, 2016	EUR	2,750	3,149,743
Univision Communications, Inc.
Term Loan, 2.27%, Maturing September 29, 2014		23,377	23,143,223
Term Loan, 4.52%, Maturing March 31, 2017		63,701	60,078,195
Weather Channel
Term Loan, 4.25%, Maturing February 13, 2017		15,930	15,966,964

			$301,885,139

Retailers (Except Food and Drug) — 3.6%
99 Cents Only Stores
Term Loan, 6.00%, Maturing January 11, 2019		8,475	$8,536,444
Amscan Holdings, Inc.
Term Loan, 6.75%, Maturing December 4, 2017		16,753	16,763,807
FTD, Inc.
Term Loan, 4.75%, Maturing June 11, 2018		17,514	17,185,568
Harbor Freight Tools USA, Inc.
Term Loan, 6.50%, Maturing December 22, 2017		26,367	26,613,807
J. Crew Group, Inc.
Term Loan, 4.75%, Maturing March 7, 2018		40,019	38,726,517
Jo-Ann Stores, Inc.
Term Loan, 4.75%, Maturing March 16, 2018		28,523	27,827,989
Michaels Stores, Inc.
Term Loan, 5.13%, Maturing July 29, 2016		4,629	4,630,533
Term Loan, 5.13%, Maturing July 29, 2016		24,092	24,101,334
Neiman Marcus Group, Inc.
Term Loan, 4.75%, Maturing May 16, 2018		40,075	39,443,258
PETCO Animal Supplies, Inc.
Term Loan, 4.50%, Maturing November 24, 2017		34,692	34,467,664
Pilot Travel Centers, LLC
Term Loan, 4.25%, Maturing March 30, 2018		14,692	14,765,410
Savers, Inc.
Term Loan, 4.25%, Maturing March 3, 2017		16,750	16,819,040
Service Master Co.
Term Loan, 2.77%, Maturing July 24, 2014		3,267	3,212,795
Term Loan, 2.85%, Maturing July 24, 2014		34,691	34,114,866
Visant Holding Corp.
Term Loan, 5.25%, Maturing December 22, 2016		20,266	19,303,134
Vivarte SA
Term Loan, 3.16%, Maturing March 9, 2015	EUR	86	82,678
Term Loan, 3.16%, Maturing March 9, 2015	EUR	336	321,495
Term Loan, 3.16%, Maturing March 9, 2015	EUR	9,880	9,444,895
Term Loan, 3.79%, Maturing March 8, 2016	EUR	9,880	9,444,895
Term Loan, 3.79%, Maturing May 29, 2016	EUR	86	82,670
Term Loan, 3.79%, Maturing May 29, 2016	EUR	336	321,495
Term Loan - Second Lien, 4.79%, Maturing September 8, 2016	EUR	13	10,283
Term Loan - Second Lien, 4.79%, Maturing September 8, 2016	EUR	88	71,979
Term Loan - Second Lien, 4.79%, Maturing September 8, 2016	EUR	900	740,356

			$347,032,912

		Principal
		Amount*
Borrower/Tranche Description		(000’s omitted)	Value
Steel — 0.3%
JMC Steel Group, Inc.
Term Loan, 4.75%, Maturing April 3, 2017		20,669	$20,717,901
SunCoke Energy, Inc.
Term Loan, 4.00%, Maturing July 26, 2018		7,838	7,818,528

			$28,536,429

Surface Transport — 0.9%
Hertz Corp.
Term Loan, 3.75%, Maturing March 9, 2018		26,150	$24,973,250
Term Loan, 3.75%, Maturing March 9, 2018		38,131	38,114,693
Swift Transportation Co., Inc.
Term Loan, 6.00%, Maturing December 21, 2016		27,584	27,773,863

			$90,861,806

Telecommunications — 4.1%
Alaska Communications Systems Holdings, Inc.
Term Loan, 5.50%, Maturing October 21, 2016		14,083	$13,136,389
Cellular South, Inc.
Term Loan, 4.50%, Maturing July 27, 2017		6,890	6,916,214
Crown Castle International Corp.
Term Loan, Maturing January 31, 2019(5)		25,325	25,354,478
ERC Luxembourg Holdings, Ltd.
Term Loan, 2.60%, Maturing September 30, 2014	EUR	5,360	4,049,178
Term Loan, 2.85%, Maturing September 30, 2015	EUR	5,361	4,049,520
Intelsat Jackson Holdings SA
Term Loan, 5.25%, Maturing April 2, 2018		98,084	98,420,962
IPC Systems, Inc.
Term Loan, 2.76%, Maturing May 31, 2014		4,185	3,952,083
Term Loan, 3.34%, Maturing May 31, 2014	GBP	316	469,813
Macquarie UK Broadcast, Ltd.
Term Loan, 2.77%, Maturing January 10, 2014	GBP	6,000	8,446,289
Term Loan, 3.02%, Maturing December 1, 2014	GBP	14,352	20,222,731
MetroPCS Wireless
Term Loan, Maturing November 3, 2016(5)		2,000	1,986,666
Term Loan, 4.06%, Maturing March 16, 2018		80,281	79,846,446
Midcontinent Communications
Term Loan, 4.00%, Maturing December 30, 2016		8,902	8,768,826
Mobilitie Investments II, LLC
Term Loan, 5.50%, Maturing June 15, 2017		7,463	7,415,859
NTELOS, Inc.
Term Loan, 4.00%, Maturing August 7, 2015		4,702	4,683,484
SBA Finance
Term Loan, 3.75%, Maturing June 29, 2018		12,587	12,604,586
Syniverse Technologies, Inc.
Term Loan, 5.25%, Maturing December 21, 2017		27,559	27,683,933
Telesat Canada
Term Loan, 3.27%, Maturing October 31, 2014		4,665	4,660,545
Term Loan, 3.27%, Maturing October 31, 2014		54,307	54,258,187
TowerCo Finance, LLC
Term Loan, 5.25%, Maturing February 2, 2017		9,032	9,088,198

			$396,014,387

Utilities — 1.8%
AES Corp.
Term Loan, 4.25%, Maturing June 1, 2018		29,802	$29,861,842
BRSP, LLC
Term Loan, 7.50%, Maturing June 4, 2014		8,497	8,582,045
Calpine Corp.
Term Loan, 4.50%, Maturing April 2, 2018		12,736	12,649,765
Term Loan, 4.50%, Maturing April 2, 2018		30,987	30,795,643

	Principal
	Amount*
Borrower/Tranche Description	(000’s omitted)	Value
Covanta Energy Corp.
Term Loan, 0.58%, Maturing February 10, 2014	887	$883,061
Term Loan, 1.81%, Maturing February 10, 2014	758	755,238
Dynegy Midwest Generation, LLC
Term Loan, 9.25%, Maturing August 4, 2016	6,983	6,814,920
Dynegy Power, LLC
Term Loan, 9.25%, Maturing August 4, 2016	12,768	13,064,396
EquiPower Resources Holdings, LLC
Term Loan, 5.75%, Maturing January 26, 2018	5,131	4,862,066
Invenergy LLC
Term Loan, 9.00%, Maturing November 21, 2017	8,950	8,994,750
NRG Energy, Inc.
Term Loan, 4.00%, Maturing July 2, 2018	32,845	32,796,258
Texas Competitive Electric Holdings Co., LLC
Term Loan, 4.80%, Maturing October 10, 2017	40,113	24,907,436

		$174,967,420

Total Senior Floating-Rate Interests (identified cost $9,092,973,461)		$8,975,708,839

Corporate Bonds & Notes — 1.6%

	Principal
	Amount*
Security	(000’s omitted)		Value
Building and Development — 0.2%
AMO Escrow Corp., Sr. Notes
11.50%, 12/15/17(8)		14,931	$13,661,865
Calcipar SA, Sr. Notes
6.875%, 5/1/18(8)		4,000	3,900,000

			$17,561,865

Chemicals and Plastics — 0.1%
Polymer Group, Inc., Sr. Notes
7.75%, 2/1/19		5,000	$5,312,500
Styrolution Group GmbH, Sr. Notes
7.625%, 5/15/16(8)	EUR	3,000	3,237,423

			$8,549,923

Diversified Manufacturing Operations — 0.1%
Matalan Finance PLC, Sr. Notes
8.875%, 4/29/16(9)	GBP	6,500	$8,194,164

			$8,194,164

Ecological Services and Equipment — 0.0%(4)
Environmental Systems Product Holdings, Inc., Jr. Notes
18.00%, 3/31/15(6)		149	$125,976

			$125,976

Electronics/Electrical — 0.0%(4)
NXP BV/NXP Funding, LLC
3.322%, 10/15/13(10)		75	$75,094

			$75,094

Equipment Leasing — 0.1%
International Lease Finance Corp., Sr. Notes
6.75%, 9/1/16(8)		2,325	$2,513,906
7.125%, 9/1/18(8)		2,325	2,557,500

			$5,071,406

	Principal
	Amount*
Security	(000’s omitted)		Value
Financial Intermediaries — 0.2%
First Data Corp., Sr. Notes
7.375%, 6/15/19(8)		5,000	$5,012,500
UPCB Finance II, Ltd., Sr. Notes
6.375%, 7/1/20(8)	EUR	6,500	8,247,253
UPCB Finance III, Ltd., Sr. Notes
6.625%, 7/1/20(8)		9,000	9,225,000

			$22,484,753

Health Care — 0.0%(4)
Accellent, Inc., Sr. Notes
8.375%, 2/1/17		3,000	$3,052,500

			$3,052,500

Leisure Goods/Activities/Movies — 0.1%
NAI Entertainment Holdings, LLC, Sr. Notes
8.25%, 12/15/17(8)		7,500	$8,231,250

			$8,231,250

Radio and Television — 0.0%(4)
Entravision Communications Corp., Sr. Notes
8.75%, 8/1/17		3,000	$3,090,000

			$3,090,000

Telecommunications — 0.1%
EH Holding Corp., Sr. Notes
6.50%, 6/15/19(8)		8,500	$8,893,125

			$8,893,125

Utilities — 0.7%
Calpine Corp., Sr. Notes
7.50%, 2/15/21(8)		33,200	$35,524,000
7.875%, 1/15/23(8)		31,100	33,510,250

			$69,034,250

Total Corporate Bonds & Notes (identified cost $150,400,343)			$154,364,306

Asset-Backed Securities — 0.1%

	Principal
	Amount
Security	(000’s omitted)	Value
Alzette European CLO SA, Series 2004-1A, Class E2, 6.747%, 12/15/20(10)	$588	$476,682
Assemblies of God Financial Real Estate, Series 2004-1A, Class A, 6.90%, 6/15/29(8)(10)	689	691,656
Avalon Capital Ltd. 3, Series 1A, Class D, 2.456%, 2/24/19(8)(10)	884	687,715
Babson Ltd., Series 2005-1A, Class C1, 2.517%, 4/15/19(8)(10)	1,129	818,877
Carlyle High Yield Partners, Series 2004-6A, Class C, 2.903%, 8/11/16(8)(10)	1,500	1,305,776
Centurion CDO 8 Ltd., Series 2005-8A, Class D, 6.038%, 3/8/17(10)	985	792,236
Morgan Stanley Investment Management Croton, Ltd., Series 2005-1A, Class D, 2.517%, 1/15/18(8)(10)	2,000	1,469,737

Total Asset-Backed Securities (identified cost $7,745,300)		$6,242,679

Common Stocks — 0.7%

Security	Shares	Value
Automotive — 0.2%
Dayco Products, LLC(11)(12)	88,506	$3,119,837
Hayes Lemmerz International, Inc.(11)(12)	207,032	11,800,824

		$14,920,661

Building and Development — 0.0%(4)
United Subcontractors, Inc.(6)(11)(12)	3,646	$213,373
WCI Communities, Inc.(6)(11)(12)	22,273	2,338,623

		$2,551,996

Chemicals and Plastics — 0.0%(4)
Vita Cayman II, Ltd.(11)(12)	3,849	$944,003

		$944,003

Diversified Manufacturing — 0.0%(4)
MEGA Brands, Inc.(11)	19,081	$152,114

		$152,114

Ecological Services and Equipment — 0.0%(4)
Environmental Systems Products Holdings, Inc.(6)(11)(13)	2,484	$105,098

		$105,098

Financial Intermediaries — 0.0%(4)
RTS Investor Corp.(6)(11)(12)	692	$182,337

		$182,337

Food Service — 0.0%
Buffets, Inc.(6)(11)	193,076	$0

		$0

Home Furnishings — 0.0%(4)
Oreck Corp.(6)(11)(12)	14,217	$998,176
Sanitec Europe Oy B Units(11)(12)	235,094	960,983
Sanitec Europe Oy E Units(6)(11)(12)	230,960	0

		$1,959,159

Leisure Goods/Activities/Movies — 0.1%
Metro-Goldwyn-Mayer Holdings, Inc.(11)(12)	414,634	$9,968,506

		$9,968,506

Lodging and Casinos — 0.0%(4)
Herbst Gaming, Inc.(6)(11)(12)	206,125	$1,259,425

		$1,259,425

Publishing — 0.3%
Ion Media Networks, Inc.(6)(11)(12)	28,605	$22,884,000
MediaNews Group, Inc.(6)(11)(12)	162,730	3,220,426
Source Interlink Companies, Inc.(6)(11)(12)	5,725	35,609
Star Tribune Media Holdings Co.(11)(12)	30,631	884,470
SuperMedia, Inc.(11)	53,719	154,711

		$27,179,216

Radio and Television — 0.1%
New Young Broadcasting Holding Co., Inc.(11)(12)	3,264	$9,628,800

		$9,628,800

Total Common Stocks (identified cost $36,021,188)		$68,851,315

Preferred Stocks — 0.0%(4)

Security	Shares	Value
Ecological Services and Equipment — 0.0%(4)
Environmental Systems Products Holdings, Inc., Series A(6)(11)(13)	569	$35,028

Total Preferred Stocks (identified cost $9,958)		$35,028

Warrants — 0.0%(4)

Security	Shares	Value
Radio and Television — 0.0%(4)
New Young Broadcasting Holding Co., Inc., Expires 12/24/24(11)(12)	158	$466,100

		$466,100

Retailers (Except Food and Drug) — 0.0%
Oriental Trading Co., Inc., Expires 2/11/16(6)(11)(12)	10,906	$0
Oriental Trading Co., Inc., Expires 2/11/16(6)(11)(12)	11,964	0

		$0

Total Warrants (identified cost $271,529)		$466,100

Short-Term Investments — 5.9%

	Interest/
	Principal
	Amount
Description	(000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.07%(14)	$543,545	$543,545,310
State Street Bank and Trust Euro Time Deposit, 0.01%, 2/1/12	25,740	25,739,615

Total Short-Term Investments (identified cost $569,284,925)		$569,284,925

Total Investments — 101.4% (identified cost $9,856,706,704)		$9,774,953,192

Less Unfunded Loan Commitments — (0.4)%		$(37,561,041)

Net Investments — 101.0% (identified cost $9,819,145,663)		$9,737,392,151

Other Assets, Less Liabilities — (1.0)%		$(97,009,601)

Net Assets — 100.0%		$9,640,382,550

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

CHF	-	Swiss Franc

DIP	-	Debtor-in-Possession

EUR	-	Euro

GBP	-	British Pound Sterling

*		In U.S. dollars unless otherwise indicated.

(1)		Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)		Unfunded or partially unfunded loan commitments. The Portfolio may enter into certain credit agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion.

(3)	Represents a payment-in-kind security which may pay all or a portion of interest in additional par.

(4)	Amount is less than 0.05%.

(5)	This Senior Loan will settle after January 31, 2012, at which time the interest rate will be determined.

(6)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(7)	Currently the issuer is in default with respect to interest payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(8)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At January 31, 2012, the aggregate value of these securities is $139,487,833 or 1.5% of the Portfolio’s net assets.

(9)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(10)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2012.

(11)	Non-income producing security.

(12)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(13)	Restricted security.

(14)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2012. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2012 was $92,601.

A summary of open financial instruments at January 31, 2012 is as follows:

Forward Foreign Currency Exchange Contracts

Sales

				Net Unrealized
Settlement				Appreciation
Date	Deliver	In Exchange For	Counterparty	(Depreciation)
2/29/12	British Pound Sterling 57,831,906	United States Dollar 89,829,721	JPMorgan Chase Bank	$(1,282,455)
2/29/12	Euro 48,718,062	United States Dollar 65,121,433	Citibank NA	1,392,617
3/30/12	British Pound Sterling 34,214,117	United States Dollar 52,906,999	Goldman Sachs International	(982,643)
3/30/12	Euro 5,702,813	United States Dollar 7,318,248	Citibank NA	(142,485)
3/30/12	Euro 66,725,455	United States Dollar 86,421,141	HSBC Bank USA	(872,775)
3/30/12	Swiss Franc 368,097	United States Dollar 388,044	Citibank NA	(12,209)
3/30/12	Swiss Franc 13,496,884	United States Dollar 14,343,128	Deutsche Bank	(332,801)
3/30/12	Swiss Franc 429,440	United States Dollar 455,364	JPMorgan Chase Bank	(11,591)
3/30/12	Swiss Franc 398,071	United States Dollar 419,914	State Street Bank and Trust Co.	(12,932)
4/30/12	British Pound Sterling 9,712,047	United States Dollar 15,224,071	JPMorgan Chase Bank	(68,895)
4/30/12	Euro 93,622,196	United States Dollar 122,869,770	Deutsche Bank	368,347

				$(1,957,822)

Interest Rate Swaps

	Notional	Portfolio
	Amount	Pays/Receives	Floating	Annual	Termination	Net Unrealized
Counterparty	(000’s omitted)	Floating Rate	Rate Index	Fixed Rate	Date	Depreciation
Citibank NA	$60,000	Receives	3 Month USD- LIBOR-BBA	0.98%	6/24/14	$(652,846)
Citibank NA	60,000	Receives	3 Month USD- LIBOR-BBA	1.81	6/24/16	(2,549,211)

						$(3,202,057)

At January 31, 2012, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objectives and its use of derivatives, the Portfolio is subject to the following risks:

Foreign Exchange Risk: Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts. The Portfolio also enters into such contracts to hedge the currency risk of investments it anticipates purchasing.

Interest Rate Risk: Because the Portfolio holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, the Portfolio enters into interest rate swap contracts with respect to a portion of the bonds.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at January 31, 2012 was as follows:

		Fair Value
		Asset	Liability
Risk	Derivative	Derivative	Derivative
Foreign Exchange	Forward Foreign Currency Exchange Contracts	$1,760,964	$3,718,786

		$1,760,964	$3,718,786

Interest Rate	Swap Contracts	$—	$3,202,057

		$—	$3,202,057

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$9,820,630,144

Gross unrealized appreciation	$102,800,128
Gross unrealized depreciation	(186,038,121)

Net unrealized depreciation	$(83,237,993)

Restricted Securities

At January 31, 2012, the Portfolio owned the following securities (representing less than 0.1% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

	Date of
Description	Acquisition	Shares	Cost		Value
Common Stocks
Environmental Systems Products Holdings, Inc.	10/25/07	2,484	$0	(1)	$105,098
Preferred Stocks
Environmental Systems Products Holdings, Inc., Series A	10/25/07	569	$9,958		$35,028

Total Restricted Securities			$9,958		$140,126

(1)	Less than $0.50.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2012, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Senior Floating-Rate Interests (Less Unfunded Loan Commitments)	$—	$8,935,725,592	$2,422,206	$8,938,147,798
Corporate Bonds & Notes	—	154,238,330	125,976	154,364,306
Asset-Backed Securities	—	6,242,679	—	6,242,679
Common Stocks	306,824	37,307,424	31,237,067	68,851,315
Preferred Stocks	—	—	35,028	35,028
Warrants	—	466,100	—	466,100
Short-Term Investments	—	569,284,925	—	569,284,925

Total Investments	$306,824	$9,703,265,050	$33,820,277	$9,737,392,151

Forward Foreign Currency Exchange Contracts	$—	$1,760,964	$—	$1,760,964

Total	$306,824	$9,705,026,014	$33,820,277	$9,739,153,115

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(3,718,786)	$—	$(3,718,786)
Interest Rate Swaps	—	(3,202,057)	—	(3,202,057)

Total	$—	$(6,920,843)	$—	$(6,920,843)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in
	Senior	Investments in
	Floating-Rate	Corporate	Investments in	Investments in	Investments in
	Interests	Bonds & Notes	Common Stocks	Preferred Stocks	Warrants	Total
Balance as of October 31, 2011	$6,030,241	$125,977	$42,122,603	$35,028	$0	$48,313,849
Realized gains (losses)	(426,470)	—	(18,226)	—	—	(444,696)
Change in net unrealized appreciation (depreciation)	455,685	(1,008)	1,870	—	—	456,547
Cost of purchases(1)	11,363	—	—	—	—	11,363
Proceeds from sales(1)	(3,674,185)	—	—	—	—	(3,674,185)
Accrued discount (premium)	25,572	1,007	—	—	—	26,579
Transfers to Level 3*	—	—	—	—	—	—
Transfers from Level 3*	—	—	(10,869,180)	—	—	(10,869,180)

Balance as of January 31, 2012	$2,422,206	$125,976	$31,237,067	$35,028	$0	$33,820,277

Change in net unrealized appreciation (depreciation) on investments still held as of January 31, 2012	$(14,505)	$(1,008)	$—	$—	$—	$(15,513)

*	Transfers are reflected at the value of the securities at the beginning of the period. Transfers from Level 3 to Level 2 were due to increased market trading activity resulting in the availability of significant observable inputs in determining the fair value of these investments.
(1)	Cost of purchases may include securities received in corporate actions; proceeds from sales may include securities delivered in corporate actions.

At January 31, 2012, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Floating Rate Portfolio

By:	/s/ Scott H. Page Scott H. Page
President

Date:	March 26, 2012
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Scott H. Page Scott H. Page
President

Date:	March 26, 2012

By:	/s/ Barbara E. Campbell Barbara E. Campbell
Treasurer

Date:	March 26, 2012